Goodwill and Other Intangible Assets - Summary of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended							3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended					3 Months Ended	12 Months Ended			12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 LAMAR MEDIA CORP [Member]	Dec. 31, 2012 LAMAR MEDIA CORP [Member]	Mar. 31, 2014 Customer lists and contracts [Member]	Dec. 31, 2013 Customer lists and contracts [Member]	Dec. 31, 2012 Customer lists and contracts [Member]	Mar. 31, 2014 Customer lists and contracts [Member] Minimum [Member]	Dec. 31, 2013 Customer lists and contracts [Member] Minimum [Member]	Mar. 31, 2014 Customer lists and contracts [Member] Maximum [Member]	Dec. 31, 2013 Customer lists and contracts [Member] Maximum [Member]	Dec. 31, 2013 Customer lists and contracts [Member] LAMAR MEDIA CORP [Member]	Dec. 31, 2012 Customer lists and contracts [Member] LAMAR MEDIA CORP [Member]	Dec. 31, 2013 Customer lists and contracts [Member] LAMAR MEDIA CORP [Member] Minimum [Member]	Dec. 31, 2013 Customer lists and contracts [Member] LAMAR MEDIA CORP [Member] Maximum [Member]	Mar. 31, 2014 Non-competition agreements [Member]	Dec. 31, 2013 Non-competition agreements [Member]	Dec. 31, 2012 Non-competition agreements [Member]	Mar. 31, 2014 Non-competition agreements [Member] Minimum [Member]	Dec. 31, 2013 Non-competition agreements [Member] Minimum [Member]	Mar. 31, 2014 Non-competition agreements [Member] Maximum [Member]	Dec. 31, 2013 Non-competition agreements [Member] Maximum [Member]	Dec. 31, 2013 Non-competition agreements [Member] LAMAR MEDIA CORP [Member]	Dec. 31, 2012 Non-competition agreements [Member] LAMAR MEDIA CORP [Member]	Dec. 31, 2013 Non-competition agreements [Member] LAMAR MEDIA CORP [Member] Minimum [Member]	Dec. 31, 2013 Non-competition agreements [Member] LAMAR MEDIA CORP [Member] Maximum [Member]	Mar. 31, 2014 Site locations [Member]	Dec. 31, 2013 Site locations [Member]	Dec. 31, 2012 Site locations [Member]	Mar. 31, 2014 Site locations [Member] Maximum [Member]	Dec. 31, 2013 Site locations [Member] Maximum [Member]	Dec. 31, 2013 Site locations [Member] LAMAR MEDIA CORP [Member]	Dec. 31, 2012 Site locations [Member] LAMAR MEDIA CORP [Member]	Dec. 31, 2013 Site locations [Member] LAMAR MEDIA CORP [Member] Maximum [Member]	Mar. 31, 2014 Other [Member]	Dec. 31, 2013 Other [Member]	Dec. 31, 2012 Other [Member]	Mar. 31, 2014 Other [Member] Minimum [Member]	Dec. 31, 2013 Other [Member] Minimum [Member]	Mar. 31, 2014 Other [Member] Maximum [Member]	Dec. 31, 2013 Other [Member] Maximum [Member]	Dec. 31, 2013 Other [Member] LAMAR MEDIA CORP [Member]	Dec. 31, 2012 Other [Member] LAMAR MEDIA CORP [Member]	Dec. 31, 2013 Other [Member] LAMAR MEDIA CORP [Member] Minimum [Member]	Dec. 31, 2013 Other [Member] LAMAR MEDIA CORP [Member] Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)				3 years	15 years						7 years	7 years	10 years	10 years			7 years	10 years				3 years	3 years	15 years	15 years			3 years	15 years				15 years	15 years			15 years				5 years	5 years	15 years	15 years			5 years	15 years
Gross Carrying Amount	$ 2,068,610	$ 2,065,875	$ 2,009,191			$ 2,065,330	$ 2,008,646	$ 492,280	$ 492,299	$ 482,883					$ 492,299	$ 482,883			$ 63,941	$ 63,933	$ 63,519					$ 63,933	$ 63,519			$ 1,498,381	$ 1,495,635	$ 1,449,181			$ 1,495,635	$ 1,449,181		$ 14,008	$ 14,008	$ 13,608					$ 13,463	$ 13,063
Accumulated Amortization	1,672,865	1,646,490	1,540,879			1,646,411	1,540,809	464,889	463,188	455,549					463,188	455,549			62,986	62,914	62,566					62,914	62,566			1,131,537	1,106,947	1,009,631			1,106,945	1,009,631		13,453	13,441	13,133					13,364	13,063
Goodwill gross carrying amount	1,756,998	1,757,089	1,738,686			1,746,068	1,727,665
Goodwill accumulated amortization	$ 253,536	$ 253,536	$ 253,536			$ 252,667	$ 252,667